D3 Assets pledged as collateral	12 Months Ended
Dec. 31, 2018
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D3 Assets pledged as collateral	D3 Assets pledged as collateral

Assets pledged as collateral

	2018	2017
Chattel mortgages 1)	5,328	4,740
Bank deposits	353	475

Total	5,681	5,215

1)	See also Note G1, “Post-Employment benefits.”